Cash Value of Life Insurance	12 Months Ended
Dec. 31, 2011
Cash Value of Life Insurance [Abstract]
Cash Value of Life Insurance
Note 7. Cash Value of Life Insurance

The Bank is owner and beneficiary of life insurance policies on certain employees and directors. Policy cash values totaled $8,772,039 and $8,433,596 at December 31, 2011 and 2010, respectively.